OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS	NOTE 5 - OTHER CURRENT ASSETS:
	December 31, 2025	December 31, 2024
Prepaid expenses	216	240
Institutions	200	183
Restricted Cash	98	90
Others	3	74
Total	517	587